Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Global Value Fund-Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund-Class A | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Value Fund-Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund-Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Value Fund-Class A | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund-Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund-Class A | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund-Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund-Class A | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund-Class A | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund-Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund-Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Value Fund-Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund-Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund-Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Global Value Fund-Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Value Fund-Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Global Value Fund-Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Global Value Fund-Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund-Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Global Value Fund-Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Value Fund-Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Global Value Fund-Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Global Value Fund-Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Global Value Fund-Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund-Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund-Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund-Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund-Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund-Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund-Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund-Class A | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund-Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund-Class C | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Value Fund-Class C | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund-Class C | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Value Fund-Class C | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund-Class C | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund-Class C | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund-Class C | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund-Class C | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund-Class C | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund-Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund-Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Value Fund-Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund-Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund-Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Global Value Fund-Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Value Fund-Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Global Value Fund-Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Global Value Fund-Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund-Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Global Value Fund-Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Value Fund-Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Global Value Fund-Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Global Value Fund-Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Global Value Fund-Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund-Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund-Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund-Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund-Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund-Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund-Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund-Class C | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund - Institutional Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Value Fund - Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund - Institutional Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Value Fund - Institutional Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Institutional Class | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional Class | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional Class | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Global Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Global Value Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Global Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Global Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Global Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Global Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Global Value Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Institutional Class | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Institutional 2 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund - Institutional 2 Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Value Fund - Institutional 2 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund - Institutional 2 Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Value Fund - Institutional 2 Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Institutional 2 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Institutional 2 Class | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 2 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 2 Class | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 2 Class | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Value Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Global Value Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Value Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Global Value Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Global Value Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Global Value Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Value Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Global Value Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Global Value Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Global Value Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund - Institutional 2 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Institutional 2 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Institutional 2 Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Institutional 2 Class | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund - Institutional 3 Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Value Fund - Institutional 3 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund - Institutional 3 Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Value Fund - Institutional 3 Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Institutional 3 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Institutional 3 Class | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 3 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 3 Class | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 3 Class | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Value Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Global Value Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Value Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Global Value Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Global Value Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Global Value Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Value Fund - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Global Value Fund - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Global Value Fund - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Global Value Fund - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund - Institutional 3 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Institutional 3 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Institutional 3 Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Institutional 3 Class | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund - Class R | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Value Fund - Class R | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund - Class R | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Value Fund - Class R | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class R | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Class R | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class R | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class R | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class R | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Value Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Global Value Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Value Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Global Value Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Global Value Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Global Value Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Value Fund - Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Global Value Fund - Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Global Value Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Global Value Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund - Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Class R | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund - Class S | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Value Fund - Class S | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund - Class S | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Value Fund - Class S | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class S | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Class S | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class S | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class S | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class S | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Value Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Global Value Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Value Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Global Value Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Global Value Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Global Value Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Value Fund - Class S | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Global Value Fund - Class S | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Global Value Fund - Class S | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Global Value Fund - Class S | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Class S | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund - Class S | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Value Fund - Class S | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Class S | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Class S | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Class S | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund - Class S | Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%